Investment property	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Investment property
12.
Investment property

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Cost
At January 1	33,647	33,574	4,850
Translation difference	(73)	384	55
At December 31	33,574	33,958	4,905
Accumulated depreciation
At January 1	29,544	29,401	4,247
Charge for the year	361	385	56
Translation difference	(504)	33	4
At December 31	29,401	29,819	4,307
Net carrying amount	4,173	4,139	598
Fair value	13,294	13,979	2,019
Consolidated statements of profit or loss:
Rental income from an investment property
- Minimum lease payments	156	165	24
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(668)	(715)	(103)

The Group is not restricted on the realizability of its investment property. The Group is in the process of planning to carry out major refurbishment of the entertainment complex for conversion into additional hotel and function rooms. The revised layout is still pending approval from the relevant authority. The entertainment complex is classified as investment property as it is still held to earn rental income and is being leased to third parties.

Investment property is carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using straight-line method to allocate the depreciable amounts over the estimated useful life of 30 years.

The Group engaged an independent professional qualified valuer to determine the fair value of investment property at the end of each financial year.

The fair value of investment property is determined by the market comparison and cost methods. In valuing the investment property, due consideration is given to factors such as location and size of building, building infrastructure, market knowledge and historical comparable transactions to arrive at their opinion of value.

The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement
2025	Market comparison and cost method	Comparable price: -RMB 71 to RMB 593 (US$10 to US$86) per square foot	The estimated fair value increases with higher comparable price

2024	Market comparison and cost method	Comparable price: -RMB 102 to RMB 570 per square foot	The estimated fair value increases with higher comparable price